CENTAUR MUTUAL FUNDS TRUST

FILED VIA EDGAR

December 31, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Centaur Mutual Funds Trust (the “Registrant”)

File Nos. 333-117597 and 811-21606

Ladies and Gentlemen:

On behalf of the Registrant, attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 29 to the Registrant’s registration statement on Form N-1A.

The Amendment, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933, is for the purpose of changing the name of the Centaur Total return Fund to DCM/INNOVA High Dividend Income Innovation Fund and to make corresponding updates to the Fund’s investment policies.

Please direct any comments or questions to the undersigned at (513) 346-4190.

Very truly yours,

/s/ Simon H. Berry

Simon H. Berry

Secretary